Acquisitions (Schedule of Purchase Price Allocation) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Trade accounts receivable			$ 97.8	$ 590.4	$ 175.4
Inventories			204.8	521.9	143.5
Property, plant and equipment			161.8	740.0	82.5
Goodwill			3,061.8	9,841.0	1,492.4
Other intangible assets, primarily customer relationships, trade names and technology			1,867.0	5,045.3	1,544.4
In-process research and development			65.0	0.0	56.0
Trade accounts payable			(50.7)	(182.0)	(46.7)
Other assets and liabilities, net			(518.0)	(1,844.5)	(472.6)
Assumed debt			(1.0)	(417.0)	(135.5)
Net assets acquired			4,888.5	14,295.1	2,839.4
Less: noncash consideration			(8.4)	(47.3)	0.0
Net cash consideration	$ 0.0	$ 94.7	$ 4,880.1	$ 14,247.8	$ 2,839.4